Fair Values of Non-Employee Stock Options (Details) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Fair value of non-employee options, beginning of the period		$ 16,541
Transfer value on exercise of options
Fair value of options on vesting
Change in fair value of non-employee stock options during the period
Adoption of ASU 2018-07 adjustment		(16,541)
Fair value of non-employee options, end of the period